Expense Example - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Risk Parity Fund - Fidelity Risk Parity Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 75
3 years	241
5 years	423
10 years	$ 949